INTANGIBLE ASSETS - Useful Life (Details)	12 Months Ended
Dec. 31, 2023
Management contracts
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	25 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	22 years
Other | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	4 years
Other | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	88 years